Consolidated Balance Sheets (Unaudited) (USD $)	Dec. 31, 2011	Jun. 30, 2011
Current Assets
Cash and cash equivalents	$ 7,234,561	$ 14,689,241
Amounts receivable	1,277,880	1,625,724
Prepaid and deposits	354,854	34,252
Prepaid insurance, current portion (Note 11)	245,215	245,215
Marketable securities (Note 3)	162,172	319,219
Total Current Assets	9,274,682	16,913,651
Non-Current Assets
Mineral properties (Note 8)	50,579,859	49,515,859
Fixed assets (Note 9)	465,610	487,740
Prepaid insurance, non current portion (Note 11)	490,428	613,035
Reclamation bond (Note 11)	2,746,998	2,765,742
Total Non-Current Assets	54,282,895	53,382,376
Total Assets	63,557,577	70,296,027
Current Liabilities
Accounts payable	1,200,368	769,172
Warrant Liability (Note 6)	9,626,541	16,914,660
Total Current Liabilities	10,826,909	17,683,832
Non-Current Liabilities
Reclamation and Environmental Obligation	1,198,205	1,143,892
Total Liabilities	12,025,114	18,827,724
Shareholders' Equity
Capital stock (Note 6)	136,887	136,249
Additional paid in capital	131,109,089	129,664,660
Contributed surplus	11,389,431	11,287,242
Deficit accumulated during the exploration stage	(90,920,552)	(89,637,633)
Accumulated other comprehensive income	(182,392)	17,785
Total Shareholders' Equity	51,532,463	51,468,303
Total Liabilities and Shareholders' Equity	$ 63,557,577	$ 70,296,027